Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Note 14 — Related Party Transactions

Management Agreements

Part of day-to-day management and operation of the VIP gaming rooms is contracted by the Promotion Entities to Pak Si Management and Consultancy Limited of Macau (“Pak Si”), a related party management company that is responsible for hiring and managing staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The agreements renew annually. The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its Chief Executive Officer.

Effective January 1, 2013, the monthly payments were revised for Sang Heng and Sang Lung from $180,000 to $155,000 each, and Bao Li and King’s Gaming remained at a monthly rate of $103,000.

Beginning in July 2013, the Oriental VIP Room entered into a management agreement with Pak Si for $103,000 per month.

Effective July 1, 2014, the monthly payments were revised for Sang Heng and Sang Lung from $155,000 to $142,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $103,000 to $97,000 each.

Effective January 1, 2015, the monthly payments were revised for Sang Heng and Sang Lung from $142,000 to $103,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $97,000 to $65,000 each.

Effective January 1, 2016, the monthly payments were revised for Bao Li, King’s Gaming and the Oriental VIP Room from $65,000 to $52,000 each.

Total expenses for Pak Si's services were $4,798,390, $7,156,950 and $6,807,018 during the years ended December 31, 2015, 2014 and 2013, respectively.  Amounts due to Pak Si as of December 31, 2015 and December 31, 2014 were $399,959 and $573,897, respectively and have been recorded in accrued expenses. Overall fees for services provided by Pak Si have been reduced as a result of the direct hire of employees by the Company as well as reduced volumes of business in the Company’s VIP Gaming Rooms.

Entertainment Expense

The Group incurred entertainment expense for catering and restaurant services provided by a related party in which three directors have the majority ownership interest. Such entertainment expenses during the years ended December 31, 2015, 2014 and 2013 were approximately $417,000, $727,000 and $779,000, respectively.